LEASES - Minimum operating lease payments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
LEASES
Operating lease cost	$ 24,542	$ 22,891	$ 50,060	$ 48,101
Variable lease costs	267	0	895	4,381
Total lease costs	$ 24,809	$ 22,891	$ 50,955	$ 52,482